NOTE 12 – INCOME TAXES (Tables)	Sep. 08, 2026
Income Tax Disclosure [Abstract]
Component of Income Taxes

	As of December 31,
	2025	2024

U.S.	$(915,852)	$(409,440)
Foreign	1,001,560	—
Total	$85,708	$(409,440)

Income Taxes - deferred tax assets and liabilities

	As of December 31,
	2025	2024

Deferred tax assets:
Lease liability	$54,888	$—
Deductible advertising expense carryforwards (PRC)	985	—
Fair value change on notes payable	904	—
Net operating loss carryforwards	714,722	360,059
Valuation allowance	(625,858)	(360,059)
Total deferred tax assets	$145,641	$—

Deferred tax liabilities:
Intangible assets identified from acquisition	$(522,768)	$—
Right-of-use-assets	(53,886)	—
Total deferred tax liabilities	$(576,654)	$—

Net deferred tax assets	$117,177	$—

Net deferred tax liabilities	$(548,190)	$—

Income Taxes - Effective income tax rate

	As of December 31,
	2025	2024

Profit (loss) before tax	$85,708	$(409,440)
Statutory income tax rate	21,427	(85,982)
Effect of preferential tax rates for high-technology	(133,538)	—
Non-deductible expenses	47,067	—
Effect of deferred income tax arising from operating lease	(984)	—
Utilization of previous year’s tax loss	(201,057)	—
Recognition of unrecognized deferred tax assets arising from previous year’s tax loss	(115,561)	—
Effect of different tax jurisdictions	37,468	—
Effect of reversal of deferred tax liability arising from acquisition	(27,514)	—
Change in valuation allowance	255,102	85,982
Income tax expense	$(117,590)	$—